Trade accounts receivable, net of allowances (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary of Accounts Receivable
Trade accounts receivable in our consolidated balance sheets as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Third-party credit card processors	87,063	90,063
Fulfilment partners	38,545	22,100
Airlines	4,144	4,686
Global distribution systems	9,615	8,612
Hotels	2,233	4,268
Advertising	5,676	4,749
Others	10,651	4,413
Total accounts receivable	157,927	138,891
Allowance for credit losses	(10,529)	(10,911)
Total accounts receivable, Net	$147,398	$127,980
Current loans receivable in our consolidated balance sheets as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Loans receivable	$23,360	$10,927
Securitized loans receivable	3,963	44
Allowance for credit expected losses	(11,938)	(2,064)
Total current loans receivable, net	$15,385	$8,907

Non-current loans receivable in our consolidated balance sheets as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Loans receivable	$1,658	$—
Allowance for credit expected losses	(473)	—
Total non-current loans receivable, net	$1,185	$—

Summary of the Activity on the Expected Credit Loss Allowance for Trade Receivables
The following table shows the activity on the expected credit loss allowance for our trade receivables during the years ended December 31, 2022 and 2021:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	$10,911	$9,543
Provisions	8,233	9,438
Recoveries and write-off	(8,884)	(7,127)
Foreign currency translation adjustment	269	(943)
Balance, end of year	$10,529	$10,911

Accounting Standards Update and Change in Accounting Principle
The following table illustrates the impact of adopting ASC 326 as of January 1, 2020:

	As of January 1, 2020
	As reported under previous GAAP	Impact of ASC 326 adoption	As reported under ASC 326
Allowance for credit expected losses:	$3,205	$1,076	$4,281